Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Statement Of Income Captions [Line Items]
Revenues	¥ 714,141	$ 103,868	¥ 284,709	¥ 70,322
Gross profit	197,067	28,663	71,339	22,600
Operating expenses
Research and development	134,358	19,542	71,651	33,717
Sales and marketing	83,853	12,196	59,673	33,062
General and administrative	(71,641)	(10,419)	(32,431)	(13,480)
Total operating expenses	(289,852)	(42,157)	(163,755)	(80,259)
Loss from operations	(92,785)	(13,494)	(92,416)	(57,659)
Foreign exchange loss, net	(11,689)	(1,700)	(339)	369
Interest income	3,657	532	314	283
Interest expense	(7,054)	(1,026)	(122)
Loss before income taxes	(66,167)	(9,623)	(94,271)	(57,472)
Income tax expenses	30	4	(3,980)	3,910
Net Loss	(66,197)	(9,627)	(90,291)	(61,382)
Accretion of contingently redeemable convertible preferred shares	(24,094)	(3,504)	(26,391)	(12,427)
Net loss attributable to common shareholders	(90,291)	(13,131)	(116,682)	(73,809)
Other comprehensive income (loss)
Foreign currency translation adjustments	11,688	1,700	(7,563)	1,896
Comprehensive loss	(54,509)	(7,927)	(97,854)	(59,486)
Parent Company
Operating expenses
General and administrative	(11,941)	(1,737)	(10,076)	(2,302)
Share of losses of subsidiaries and the VIE	(72,750)	(10,581)	(79,916)	(58,167)
Total operating expenses	(84,691)	(12,318)	(89,992)	(60,469)
Loss from operations	(84,691)	(12,318)	(89,992)	(60,469)
Foreign exchange loss, net	(186)	(27)	(339)	(961)
Interest income	3,013	438	18	48
Interest expense	(6,599)	(960)
Other income	22,266	3,238	22
Loss before income taxes	(66,197)	(9,629)	(90,291)	(61,382)
Net Loss	(66,197)	(9,629)	(90,291)	(61,382)
Accretion of contingently redeemable convertible preferred shares	44,451	6,465	(26,391)	(12,427)
Net loss attributable to common shareholders	(21,746)	(3,164)	(116,682)	(73,809)
Other comprehensive income (loss)
Foreign currency translation adjustments	29,510	4,292	(7,563)	1,896
Total other comprehensive income (loss), net of tax	29,510	4,292	(7,563)	1,896
Comprehensive loss	¥ (36,687)	$ (5,337)	¥ (97,854)	¥ (59,486)